Information about Non Consolidated VIEs (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2012 Liquidating Customer Assets USD ($)		Mar. 31, 2012 Liquidating Customer Assets JPY (¥)		Mar. 31, 2011 Liquidating Customer Assets JPY (¥)		Mar. 31, 2012 Acquisition Of Real Estate And Real Estate Development Projects For Customers USD ($)		Mar. 31, 2012 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2012 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business USD ($)		Mar. 31, 2012 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2012 Corporate Rehabilitation Support Business USD ($)		Mar. 31, 2012 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2011 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2012 Investment in securities USD ($)		Mar. 31, 2012 Investment in securities JPY (¥)		Mar. 31, 2011 Investment in securities JPY (¥)		Mar. 31, 2012 Securitizing Financial Assets USD ($)		Mar. 31, 2012 Securitizing Financial Assets JPY (¥)		Mar. 31, 2011 Securitizing Financial Assets JPY (¥)		Mar. 31, 2012 Securitization Of Commercial Mortgage Loans Originated By Third Parties USD ($)		Mar. 31, 2012 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2012 Other USD ($)		Mar. 31, 2012 Other JPY (¥)		Mar. 31, 2011 Other JPY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 56,243		¥ 4,622,635		¥ 4,918,774		$ 648		¥ 53,300		¥ 66,710		$ 11,668		¥ 958,965		¥ 1,090,147		$ 0		¥ 0		¥ 0		$ 0		¥ 0		¥ 0		$ 15,698		¥ 1,290,243		¥ 1,143,069		$ 0		¥ 0		¥ 0		$ 27,714		¥ 2,277,844		¥ 2,535,037		$ 515		¥ 42,283		¥ 83,811
Specified bonds and non-recourse loans	1,687		138,668		180,150		104		8,542		1,073		1,530		125,746		174,380		0		0		0		0		0		0		0		0		0		0		0		0		0		0		4,000		53		4,380		697
Investments	1,642		134,937		110,803		53		4,326		6,979		720		59,144		52,850		0		0		0		0		0		0		297		24,371		22,349		0		0		0		533		43,792		25,493		39		3,304		3,132
Maximum exposure to loss	$ 3,986	[1]	¥ 327,646	[1]	¥ 341,581	[1]	$ 157	[1]	¥ 12,868	[1]	¥ 8,052	[1]	$ 2,734	[1]	¥ 224,707	[1]	¥ 260,935	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 462	[1]	¥ 37,960	[1]	¥ 37,287	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 541	[1]	¥ 44,427	[1]	¥ 31,478	[1]	$ 92	[1]	¥ 7,684	[1]	¥ 3,829	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.